UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07143

T. Rowe Price Equity Series, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

December 31, 2024

Blue Chip Growth Portfolio

Blue Chip Growth Portfolio Class (QAAAJX)

This annual shareholder report contains important information about Blue Chip Growth Portfolio (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Blue Chip Growth Portfolio Class	$87	0.74%

What drove fund performance during the past 12 months?

  U.S. stocks advanced during the period, mainly driven higher by a narrow group of companies expected to benefit from artificial intelligence (AI) developments. Although inflation remained above the Federal Reserve’s long-term 2% target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September. In the final months of the year, equity investors generally welcomed looser monetary policy and the U.S. election results.

  From an absolute perspective, the leading contributor to performance was the portfolio’s position in NVIDIA as shares benefited from a significant step-up in demand for advanced graphics processing units that are critical for the buildout of AI infrastructure. Amazon.com also added value as investors appreciated improvements in the company’s retail operations and accelerating growth in its Amazon Web Services segment.

  Conversely, the leading detractor from absolute performance was Humana. Shares of the insurer were weighed down by headwinds in the Medicare Advantage space. Our stake in Dollar General also hurt returns. The stock fell when it became clear that an operational turnaround at the company was unlikely to materialize in the near term.

  The portfolio seeks to provide long-term capital growth by investing in “blue chip” companies with leading market positions, seasoned management, and strong financial positions, with the potential for above-average growth and profitability. Trading activity was minimal during the period due to our confidence in the long-term outlook of our positioning in the portfolio.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2024

	Blue Chip Growth Portfolio Class	Regulatory Benchmark	Strategy Benchmark	Previous Benchmark
2014	10,000	10,000	10,000	10,000
2015	10,589	10,180	10,384	10,095
2015	10,637	10,194	10,396	10,123
2015	10,106	9,455	9,846	9,471
2015	11,105	10,048	10,567	10,138
2016	10,487	10,145	10,645	10,275
2016	10,458	10,412	10,711	10,527
2016	11,236	10,870	11,201	10,933
2016	11,192	11,327	11,314	11,351
2017	12,350	11,978	12,322	12,039
2017	13,340	12,339	12,898	12,411
2017	14,252	12,903	13,659	12,967
2017	15,240	13,721	14,733	13,829
2018	16,099	13,633	14,941	13,724
2018	17,007	14,163	15,801	14,195
2018	18,096	15,172	17,251	15,290
2018	15,532	13,002	14,510	13,223
2019	18,044	14,828	16,846	15,027
2019	18,770	15,435	17,628	15,674
2019	18,463	15,614	17,890	15,940
2019	20,174	17,035	19,790	17,386
2020	17,524	13,475	17,000	13,979
2020	22,363	16,443	21,732	16,850
2020	25,075	17,957	24,604	18,355
2020	27,090	20,593	27,408	20,585
2021	27,223	21,900	27,666	21,856
2021	30,487	23,705	30,968	23,724
2021	30,605	23,681	31,326	23,863
2021	31,863	25,877	34,971	26,494
2022	27,928	24,512	31,809	25,276
2022	20,952	20,418	25,154	21,206
2022	19,963	19,506	24,249	20,170
2022	19,595	20,907	24,782	21,696
2023	22,813	22,408	28,342	23,322
2023	26,448	24,288	31,972	25,361
2023	25,688	23,497	30,972	24,531
2023	29,254	26,334	35,358	27,399
2024	33,364	28,973	39,394	30,291
2024	36,518	29,904	42,677	31,589
2024	37,474	31,767	44,038	33,448
2024	39,642	32,604	47,152	34,254

202501-4140694, 202502-4108196

E307-052 2/25

Average Annual Total Returns

	1 Year	5 Years	10 Years
Blue Chip Growth Portfolio (Blue Chip Growth Portfolio Class)	35.51%	14.46%	14.77%
Russell 3000 Index (Regulatory Benchmark)	23.81	13.86	12.55
Russell 1000 Growth Index (Strategy Benchmark)	33.36	18.96	16.78
S&P 500 Index (Previous Benchmark)	25.02	14.53	13.10

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$2,398,194
  Number of Portfolio Holdings89
  Investment Advisory Fees Paid (000s)$14,169
  Portfolio Turnover Rate16.0%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	43.0%
Consumer Discretionary	17.0
Communication Services	15.9
Financials	8.7
Health Care	8.2
Industrials & Business Services	2.3
Trusts & Funds	1.9
Consumer Staples	0.8
Materials	0.7
Other	1.5

Top Ten Holdings (as a % of Net Assets)

NVIDIA	12.3%
Microsoft	11.5
Apple	9.3
Amazon.com	8.8
Alphabet	7.6
Meta Platforms	4.9
Tesla	3.2
Eli Lilly	3.0
Visa	2.9
Mastercard	2.4

How has the fund changed?

This is a summary of certain material changes to Blue Chip Growth Portfolio. Effective May 1, 2025, the fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in securities of blue chip companies with growth characteristics. The fund’s May 1, 2025 prospectus contains more information.

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" and S&P do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Blue Chip Growth Portfolio

Blue Chip Growth Portfolio Class (QAAAJX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

December 31, 2024

Blue Chip Growth Portfolio

Blue Chip Growth Portfolio - II Class (QAAGXX)

This annual shareholder report contains important information about Blue Chip Growth Portfolio (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Blue Chip Growth Portfolio - II Class	$118	1.00%

What drove fund performance during the past 12 months?

  U.S. stocks advanced during the period, mainly driven higher by a narrow group of companies expected to benefit from artificial intelligence (AI) developments. Although inflation remained above the Federal Reserve’s long-term 2% target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September. In the final months of the year, equity investors generally welcomed looser monetary policy and the U.S. election results.

  From an absolute perspective, the leading contributor to performance was the portfolio’s position in NVIDIA as shares benefited from a significant step-up in demand for advanced graphics processing units that are critical for the buildout of AI infrastructure. Amazon.com also added value as investors appreciated improvements in the company’s retail operations and accelerating growth in its Amazon Web Services segment.

  Conversely, the leading detractor from absolute performance was Humana. Shares of the insurer were weighed down by headwinds in the Medicare Advantage space. Our stake in Dollar General also hurt returns. The stock fell when it became clear that an operational turnaround at the company was unlikely to materialize in the near term.

  The portfolio seeks to provide long-term capital growth by investing in “blue chip” companies with leading market positions, seasoned management, and strong financial positions, with the potential for above-average growth and profitability. Trading activity was minimal during the period due to our confidence in the long-term outlook of our positioning in the portfolio.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2024

	Blue Chip Growth Portfolio - II Class	Regulatory Benchmark	Strategy Benchmark	Previous Benchmark
2014	10,000	10,000	10,000	10,000
2015	10,584	10,180	10,384	10,095
2015	10,629	10,194	10,396	10,123
2015	10,089	9,455	9,846	9,471
2015	11,080	10,048	10,567	10,138
2016	10,456	10,145	10,645	10,275
2016	10,421	10,412	10,711	10,527
2016	11,189	10,870	11,201	10,933
2016	11,139	11,327	11,314	11,351
2017	12,283	11,978	12,322	12,039
2017	13,254	12,339	12,898	12,411
2017	14,156	12,903	13,659	12,967
2017	15,130	13,721	14,733	13,829
2018	15,972	13,633	14,941	13,724
2018	16,864	14,163	15,801	14,195
2018	17,931	15,172	17,251	15,290
2018	15,379	13,002	14,510	13,223
2019	17,853	14,828	16,846	15,027
2019	18,563	15,435	17,628	15,674
2019	18,247	15,614	17,890	15,940
2019	19,928	17,035	19,790	17,386
2020	17,298	13,475	17,000	13,979
2020	22,064	16,443	21,732	16,850
2020	24,721	17,957	24,604	18,355
2020	26,687	20,593	27,408	20,585
2021	26,803	21,900	27,666	21,856
2021	29,996	23,705	30,968	23,724
2021	30,095	23,681	31,326	23,863
2021	31,312	25,877	34,971	26,494
2022	27,435	24,512	31,809	25,276
2022	20,567	20,418	25,154	21,206
2022	19,580	19,506	24,249	20,170
2022	19,206	20,907	24,782	21,696
2023	22,347	22,408	28,342	23,322
2023	25,902	24,288	31,972	25,361
2023	25,140	23,497	30,972	24,531
2023	28,609	26,334	35,358	27,399
2024	32,604	28,973	39,394	30,291
2024	35,672	29,904	42,677	31,589
2024	36,579	31,767	44,038	33,448
2024	38,671	32,604	47,152	34,254

202501-4140694, 202502-4108196

E357-052 2/25

Average Annual Total Returns

	1 Year	5 Years	10 Years
Blue Chip Growth Portfolio (Blue Chip Growth Portfolio - II Class)	35.17%	14.18%	14.48%
Russell 3000 Index (Regulatory Benchmark)	23.81	13.86	12.55
Russell 1000 Growth Index (Strategy Benchmark)	33.36	18.96	16.78
S&P 500 Index (Previous Benchmark)	25.02	14.53	13.10

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$2,398,194
  Number of Portfolio Holdings89
  Investment Advisory Fees Paid (000s)$14,169
  Portfolio Turnover Rate16.0%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	43.0%
Consumer Discretionary	17.0
Communication Services	15.9
Financials	8.7
Health Care	8.2
Industrials & Business Services	2.3
Trusts & Funds	1.9
Consumer Staples	0.8
Materials	0.7
Other	1.5

Top Ten Holdings (as a % of Net Assets)

NVIDIA	12.3%
Microsoft	11.5
Apple	9.3
Amazon.com	8.8
Alphabet	7.6
Meta Platforms	4.9
Tesla	3.2
Eli Lilly	3.0
Visa	2.9
Mastercard	2.4

How has the fund changed?

This is a summary of certain material changes to Blue Chip Growth Portfolio. Effective May 1, 2025, the fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in securities of blue chip companies with growth characteristics. The fund’s May 1, 2025 prospectus contains more information.

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" and S&P do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Blue Chip Growth Portfolio

Blue Chip Growth Portfolio - II Class (QAAGXX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2024	2023
Audit Fees	$23,525	$24,714
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

  (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,262,000 and $1,524,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Statements and Other Information
December 31, 2024
Blue Chip Growth Portfolio
T. ROWE PRICE
For more insights from T. Rowe Price investment professionals, go to troweprice.com .
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information

T. ROWE PRICE Blue Chip Growth Portfolio
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Blue Chip Growth Portfolio Class
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET VALUE
Beginning of
period
$ 46.19 $ 30.94 $ 53.12 $ 50.71 $ 38.98
Investment activities
Net investment loss
(1)(2)
(0.10) (0.05) (0.09) (0.24) (0.14)
Net realized and unrealized gain/loss 16.52 15.30 (20.36) 9.00 13.50
Total from investment activities 16.42 15.25 (20.45) 8.76 13.36
Distributions
Net realized gain (2.52) – (1.73) (6.35) (1.63)
NET ASSET VALUE
End of period $ 60.09 $ 46.19 $ 30.94 $ 53.12 $ 50.71
Ratios/Supplemental Data
Total return
(2)(3)
35.51% 49.29% (38.50)% 17.62% 34.28%
Ratios to average net assets:
(2)
Gross expenses before waivers/payments by Price
Associates 0.78% 0.85% 0.85% 0.85% 0.85%
Net expenses after waivers/payments by Price
Associates 0.74% 0.75% 0.75% 0.75% 0.75%
Net investment loss (0.18)% (0.14)% (0.24)% (0.42)% (0.33)%
Portfolio turnover rate 16.0% 11.8% 18.0% 38.2% 27.1%
Net assets, end of period (in thousands) $ 1,630,078 $ 1,326,676 $ 1,055,580 $ 1,771,014 $ 1,606,413
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Blue Chip Growth Portfolio
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Blue Chip Growth Portfolio - II Class
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET VALUE
Beginning of period $ 43.54 $ 29.23 $ 50.47 $ 48.48 $ 37.42
Investment activities
Net investment loss
(1)(2)
(0.22) (0.14) (0.18) (0.36) (0.24)
Net realized and unrealized gain/loss 15.55 14.45 (19.33) 8.59 12.93
Total from investment activities 15.33 14.31 (19.51) 8.23 12.69
Distributions
Net realized gain (2.52) – (1.73) (6.24) (1.63)
NET ASSET VALUE
End of period $ 56.35 $ 43.54 $ 29.23 $ 50.47 $ 48.48
Ratios/Supplemental Data
Total return
(2)(3)
35.17% 48.96% (38.66)% 17.33% 33.92%
Ratios to average net assets:
(2)
Gross expenses before waivers/payments by Price
Associates 1.03% 1.10% 1.10% 1.10% 1.10%
Net expenses after waivers/payments by Price
Associates 1.00% 1.00% 1.00% 1.00% 1.00%
Net investment loss (0.43)% (0.39)% (0.49)% (0.67)% (0.57)%
Portfolio turnover rate 16.0% 11.8% 18.0% 38.2% 27.1%
Net assets, end of period (in thousands) $ 768,116 $ 619,232 $ 449,529 $ 785,041 $ 700,063
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Blue Chip Growth Portfolio
December 31, 2024

Portfolio of
Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  97.3%
COMMUNICATION
SERVICES  15.9%
Entertainment  2.4%
Netflix (1) 56,091 49,995
Sea, ADR (1) 75,831 8,046
58,041
Interactive Media &
Services  12.5%
Alphabet, Class A  169,288 32,046
Alphabet, Class C  792,229 150,872
Meta Platforms, Class A  201,213 117,813
300,731
Wireless Telecommunication
Services  1.0%
T-Mobile U.S.  109,421 24,153
24,153
Total Communication Services 382,925
CONSUMER
DISCRETIONARY  17.0%
Automobiles  3.2%
Tesla (1) 190,980 77,125
77,125
Broadline Retail  8.8%
Amazon.com (1) 959,430 210,489
210,489
Hotels, Restaurants &
Leisure  2.2%
Booking Holdings  4,564 22,676
Chipotle Mexican Grill (1) 355,716 21,450
DoorDash, Class A (1) 54,662 9,169
53,295
Specialty Retail  2.6%
Carvana (1) 203,262 41,335
Ross Stores  74,100 11,209
TJX  84,993 10,268
62,812
Textiles, Apparel & Luxury
Goods  0.2%
Lululemon Athletica (1) 11,990 4,585
NIKE, Class B  6,652 503
5,088
Total Consumer Discretionary 408,809
CONSUMER STAPLES  0.8%
Consumer Staples Distribution &
Retail  0.0%
Dollar General  9,192 697
697
Shares/Par $ Value
(Cost and value in $000s)
‡
Food Products  0.2%
Mondelez International, Class A  69,431 4,147
4,147
Household Products  0.6%
Colgate-Palmolive  91,343 8,304
Procter & Gamble  40,834 6,846
15,150
Total Consumer Staples 19,994
ENERGY  0.2%
Energy Equipment &
Services  0.2%
Schlumberger  120,985 4,639
Total Energy 4,639
FINANCIALS  8.7%
Capital Markets  1.7%
Charles Schwab  99,740 7,382
Goldman Sachs Group  18,701 10,709
Morgan Stanley  89,804 11,290
MSCI  888 533
S&P Global  19,586 9,754
39,668
Financial Services  5.7%
Adyen (EUR) (1) 3,003 4,463
Fiserv (1) 29,124 5,983
Mastercard, Class A  107,281 56,491
Visa, Class A  218,385 69,018
135,955
Insurance  1.3%
Chubb  81,780 22,596
Marsh & McLennan  46,110 9,794
32,390
Total Financials 208,013
HEALTH CARE  8.2%
Health Care Equipment &
Supplies  2.1%
Intuitive Surgical (1) 74,342 38,804
Stryker  34,407 12,388
51,192
Health Care Providers &
Services  1.8%
Elevance Health  15,790 5,825
Humana  22,301 5,658
UnitedHealth Group  64,600 32,678
44,161
Life Sciences Tools &
Services  1.3%
Danaher  69,013 15,842
Thermo Fisher Scientific  28,701 14,931
30,773
Pharmaceuticals  3.0%
AstraZeneca, ADR  19,298 1,264

T. ROWE PRICE Blue Chip Growth Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Eli Lilly  92,273 71,235
Zoetis  2,405 392
72,891
Total Health Care 199,017
INDUSTRIALS & BUSINESS
SERVICES  2.3%
Aerospace & Defense  0.9%
General Electric  90,906 15,162
TransDigm Group  4,816 6,103
21,265
Commercial Services &
Supplies  0.3%
Cintas  26,424 4,828
Veralto  17,309 1,763
6,591
Electrical Equipment  0.3%
GE Vernova  19,335 6,360
6,360
Ground Transportation  0.3%
Old Dominion Freight Line  34,722 6,125
6,125
Industrial Conglomerates  0.5%
Roper Technologies  23,317 12,121
12,121
Total Industrials & Business Services 52,462
INFORMATION
TECHNOLOGY  42.8%
Electronic Equipment,
Instruments & Components  0.4%
TE Connectivity  61,870 8,846
8,846
IT Services  0.9%
MongoDB (1) 9,044 2,106
Shopify, Class A (1) 168,817 17,950
Snowflake, Class A (1) 2,486 384
20,440
Semiconductors & Semiconductor
Equipment  16.1%
Advanced Micro Devices (1) 8,780 1,060
ASML Holding  27,266 18,897
Broadcom  197,993 45,903
Lam Research  9,340 675
Monolithic Power Systems  16,160 9,562
NVIDIA  2,193,435 294,556
Taiwan Semiconductor
Manufacturing, ADR  57,069 11,271
Texas Instruments  18,415 3,453
385,377
Software  16.1%
Atlassian, Class A (1) 5,810 1,414
BILL Holdings (1) 44,664 3,784
Shares/Par $ Value
(Cost and value in $000s)
‡
Canva, Acquisition Date: 8/16/21 -
12/17/21, Cost $2,456 (1)(2)(3) 1,441 1,907
Confluent, Class A (1) 68,340 1,911
Crowdstrike Holdings, Class A (1) 18,193 6,225
Datadog, Class A (1) 29,034 4,149
Fortinet (1) 4,829 456
Gusto, Acquisition Date: 10/4/21,
Cost $805 (1)(2)(3) 27,971 520
Intuit  24,176 15,195
Microsoft  655,704 276,379
ServiceNow (1) 52,650 55,815
Synopsys (1) 39,419 19,132
386,887
Technology Hardware, Storage &
Peripherals  9.3%
Apple  890,150 222,911
222,911
Total Information Technology 1,024,461
MATERIALS  0.7%
Chemicals  0.7%
Linde  20,326 8,510
Sherwin-Williams  26,036 8,850
Total Materials 17,360
UTILITIES  0.7%
Electric Utilities  0.7%
Constellation Energy  74,584 16,685
Total Utilities 16,685
Total Common Stocks (Cost
$613,019) 2,334,365
CONVERTIBLE PREFERRED STOCKS  0.2%
INFORMATION
TECHNOLOGY  0.2%
Software  0.2%
Canva, Series A, Acquisition Date:
11/4/21 - 12/17/21, Cost $157 (1)
(2)(3) 92 122
Canva, Series A-3, Acquisition Date:
11/4/21 - 12/17/21, Cost $17 (1)(2)
(3) 10 13
Databricks, Series G, Acquisition
Date: 2/1/21, Cost $742 (1)(2)(3) 12,546 1,160
Databricks, Series H, Acquisition
Date: 8/31/21, Cost $2,305 (1)(2)(3) 31,368 2,902
Databricks, Series I, Acquisition
Date: 9/14/23, Cost $354 (1)(2)(3) 4,817 446
Gusto, Series E, Acquisition Date:
7/13/21, Cost $1,126 (1)(2)(3) 37,063 689
Total Information Technology 5,332
Total Convertible Preferred Stocks
(Cost $4,701) 5,332

T. ROWE PRICE Blue Chip Growth Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
CORPORATE BONDS  0.2%
Carvana, 12.00%, 12/1/28, (9.00%
Cash or 12.00% PIK) (4)(5) 837,802 894
Carvana, 13.00%, 6/1/30, (11.00%
Cash or 13.00% PIK) (4)(5) 1,475,518 1,620
Carvana, 14.00%, 6/1/31, (14.00%
PIK) (4)(5) 1,761,999 2,108
Total Corporate Bonds (Cost
$3,636) 4,622
EQUITY MUTUAL FUNDS  1.9%
Invesco QQQ Trust, Series 1  68,792 35,168
iShares Russell 1000 Growth ETF  22,505 9,038
Total Equity Mutual Funds (Cost
$45,030) 44,206
SHORT-TERM INVESTMENTS  0.4%
Money Market Funds  0.4%
T. Rowe Price Government Reserve
Fund, 4.53% (6)(7) 10,461,381 10,461
Total Short-Term Investments
(Cost $10,461) 10,461
Total Investments in Securities
100.0% of Net Assets
(Cost $676,847) $ 2,398,986
‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) See Note 2. Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $7,759 and represents 0.3% of net assets.
(4) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $4,622 and represents 0.2% of net assets.
(5) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(6) Seven-day yield
(7) Affiliated Companies
ADR American Depositary Receipts
ETF Exchange-Traded Fund
EUR Euro
PIK Payment-in-kind

T. ROWE PRICE Blue Chip Growth Portfolio

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.53% $ — $ — $ 543++
Totals $ —# $ — $ 543+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
12/31/24
T. Rowe Price Government Reserve Fund, 4.53% $ 12,183  ¤  ¤ $ 10,461
Total $ 10,461^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3.
+ Investment income comprised $543 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $10,461.

T. ROWE PRICE Blue Chip Growth Portfolio
December 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $676,847) $ 2,398,986
Receivable for investment securities sold 2,263
Receivable for shares sold 874
Dividends and interest receivable 559
Other assets 83
Total assets 2,402,765
Liabilities
Payable for investment securities purchased 1,789
Investment management fees payable 1,214
Payable for shares redeemed 1,114
Due to affiliates 11
Payable to directors 2
Other liabilities 441
Total liabilities 4,571
NET ASSETS $ 2,398,194
Net Assets Consist of:
Total distributable earnings (loss) $ 1,733,272
Paid-in capital applicable to 40,757,326 shares of $0.0001 par value capital stock outstanding; 1,000,000,000 shares of the
Corporation authorized 664,922
NET ASSETS $ 2,398,194
NET ASSET VALUE PER SHARE
Blue Chip Growth Portfolio Class
(Net assets: $1,630,078; Shares outstanding: 27,126,275) $ 60.09
Blue Chip Growth Portfolio - II Class
(Net assets: $768,116; Shares outstanding: 13,631,051) $ 56.35

T. ROWE PRICE Blue Chip Growth Portfolio
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/24
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $57) $ 12,030
.
  Interest 610
Securities lending 8
Total income 12,648
Expenses
Investment management and administrative expenses
(1)
5,914
Investment management 8,951
Shareholder servicing
Blue Chip Growth Portfolio Class $ 1,512
Blue Chip Growth Portfolio - II Class 712 2,224
Rule 12b-1 fees
Blue Chip Growth Portfolio - II Class 1,771
Prospectus and shareholder reports
Blue Chip Growth Portfolio Class 10
Blue Chip Growth Portfolio - II Class 2 12
Custody and accounting 159
Legal and audit 23
Directors 5
Miscellaneous 9
Waived / paid by Price Associates (696)
Total expenses 18,372
Net investment loss (5,724)
Realized and Unrealized Gain / Loss   –
Net realized gain on securities 157,387
Change in net unrealized gain / loss
Securities 509,238
Other assets and liabilities denominated in foreign currencies 41
Change in net unrealized gain / loss 509,279
Net realized and unrealized gain / loss 666,666
INCREASE IN NET ASSETS FROM OPERATIONS
$ 660,942
(1)
Prior to May 1, 2024, the fund operated under an all-inclusive annual fee which is represented as "Investment management and administrative expense" on the Statement of Operations. See Note 6.

T. ROWE PRICE Blue Chip Growth Portfolio
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . .. . . . . . . . . .. . ..
Ended . . . . . . . . . . . . .. .. .
12/31/24 12/31/23
Increase (Decrease) in Net Assets
Operations
Net investment loss $ (5,724) $ (3,766)
Net realized gain 157,387 75,076
Change in net unrealized gain / loss 509,279 615,141
Increase in net assets from operations 660,942 686,451
Distributions to shareholders
Net earnings
Blue Chip Growth Portfolio Class (65,754) –
Blue Chip Growth Portfolio - II Class (32,727) –
Decrease in net assets from distributions (98,481) –
Capital share transactions
*
Shares sold
Blue Chip Growth Portfolio Class 252,746 231,931
Blue Chip Growth Portfolio - II Class 107,346 100,505
Distributions reinvested
Blue Chip Growth Portfolio Class 65,754 –
Blue Chip Growth Portfolio - II Class 32,727 –
Shares redeemed
Blue Chip Growth Portfolio Class (401,552) (435,185)
Blue Chip Growth Portfolio - II Class (167,196) (142,903)
Decrease in net assets from capital share transactions (110,175) (245,652)
Net Assets
Increase during period 452,286 440,799
Beginning of period 1,945,908 1,505,109
End of period $ 2,398,194 $ 1,945,908
*Share information (000s)
Shares sold
Blue Chip Growth Portfolio Class 4,556 5,898
Blue Chip Growth Portfolio - II Class 2,055 2,696
Distributions reinvested
Blue Chip Growth Portfolio Class 1,087 –
Blue Chip Growth Portfolio - II Class 577 –
Shares redeemed
Blue Chip Growth Portfolio Class (7,238) (11,298)
Blue Chip Growth Portfolio - II Class (3,223) (3,851)
Decrease in shares outstanding (2,186) (6,555)

T. ROWE PRICE Blue Chip Growth Portfolio

NOTES TO FINANCIAL STATEMENTS
T. Rowe Price Equity Series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act).
The Blue Chip Growth Portfolio (the fund) is a nondiversified, open-end management investment company established by the corporation. The fund seeks to provide long-term capital growth. Income is a secondary objective. Shares of the fund currently are offered only to insurance company separate accounts established for the purpose of funding variable annuity contracts and variable life insurance policies. The fund has two classes of shares: the Blue Chip Growth Portfolio (Blue
Chip Growth Portfolio Class) and the Blue Chip Growth Portfolio–II (Blue Chip Growth Portfolio–II Class). Blue Chip Growth
Portfolio–II Class shares are sold through financial intermediaries, which it compensates for distribution, shareholder servicing, and/or certain administrative services under a Board-approved Rule 12b-1 plan. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/
loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into
U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Investment income, investment management and administrative expense, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. Blue Chip Growth
Portfolio–II Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the
SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09,
Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, which enhances the transparency of income tax

T. ROWE PRICE Blue Chip Growth Portfolio

disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which
GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe
Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the
Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the
Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of

T. ROWE PRICE Blue Chip Growth Portfolio

factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation
Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices.
The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation
Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 2,327,475 $ 4,463 $ 2,427 $ 2,334,365
Convertible Preferred Stocks — — 5,332 5,332
Corporate Bonds — 4,622 — 4,622
Equity Mutual Funds 44,206 — — 44,206
Short-Term Investments 10,461 — — 10,461
Total $ 2,382,142 $ 9,085 $ 7,759 $ 2,398,986

T. ROWE PRICE Blue Chip Growth Portfolio

Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At December 31, 2024, there were no securities on loan.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $350,878,000 and $556,875,000, respectively, for the year ended December 31, 2024.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to the current net operating loss.
The tax character of distributions paid for the periods presented was as follows:
At December 31, 2024, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
($000s)
December 31,
2024
December 31,
2023
Long-term capital gain $ 98,481 $ —
($000s)
Cost of investments $ 680,776
Unrealized appreciation $ 1,738,489
Unrealized depreciation (20,238)
Net unrealized appreciation (depreciation) $ 1,718,251

T. ROWE PRICE Blue Chip Growth Portfolio

At December 31, 2024, the tax-basis components of accumulated net earnings (loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales. During the year ended December 31, 2024, the fund utilized $37,666,000 of capital loss carryforwards.
NOTE 5 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price
Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.30% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion.
The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At December 31,
2024, the effective annual group fee rate was 0.28%. Prior to May 1, 2024, the fund paid an annual all-inclusive fee equal to 0.85% of the fund’s average daily net assets, which was computed daily and paid monthly. The annual all-inclusive fee covered investment management services and ordinary, recurring operating expenses but did not cover interest expense;
expenses related to borrowing, taxes, and brokerage; or nonrecurring, extraordinary expenses. Prior to May 1, 2024, Price
Associates had also contractually agreed, through April 30, 2024, to waive a portion of its management fee in order to limit the fund’s management fee to 0.75% of the fund’s average daily net assets. Fees waived and expenses paid under this agreement are not subject to reimbursement to Price Associates by the fund. The total management fees waived through
April 30, 2024 were $696,000 and allocated ratably in the amounts of $474,000 and $222,000 for the Blue Chip Growth
Portfolio Class and Blue Chip Growth Portfolio-II Class, respectively.
Effective May 1, 2024, the fund is subject to a permanent contractual expense limitation, pursuant to which Price
Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; acquired fund fees and expenses; and 12b-1 fees, if any) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed
0.75%. The agreement may only be terminated with approval by the fund’s shareholders. Each class is required to repay
Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline
($000s)
Undistributed long-term capital gain $ 15,021
Net unrealized appreciation (depreciation) 1,718,251
Total distributable earnings (loss) $ 1,733,272

T. ROWE PRICE Blue Chip Growth Portfolio

sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver. No management fees were waived or any expenses paid under this arrangement during the period May 1, 2024 through
December 31, 2024.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of
Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. Prior to May 1, 2024, pursuant to the annual all-inclusive fee arrangement under the investment management and administrative agreement, expenses incurred by the fund pursuant to these service agreements were paid by Price Associates. For the period May 1, 2024 through December 31, 2024, expenses incurred pursuant to these service agreements were $81,000 for Price Associates and $10,000 for T. Rowe
Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price
Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price
Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management Committee of Price Associates acts as the fund’s CODM.
The fund makes investments in accordance with its investment objective as outlined in the Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in portfolio of securities. The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective. The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies.
The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.

T. ROWE PRICE Blue Chip Growth Portfolio

NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE Blue Chip Growth Portfolio

Report of Independent Registered Public Accounting Firm
To the Board of Directors of T. Rowe Price Equity Series, Inc. and Shareholders of T. Rowe Price Blue Chip Growth
Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe
Price Blue Chip Growth Portfolio (one of the portfolios constituting T. Rowe Price Equity Series, Inc., referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United
States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31,
2024 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 12, 2025
We have served as the auditor of one or more investment companies in the T. Rowe Price group of investment companies since 1973.

T. ROWE PRICE Blue Chip Growth Portfolio

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/24
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $98,481,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%.
For taxable non-corporate shareholders, $11,506,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $10,383,000 of the fund's income qualifies for the dividends-received deduction.

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
E307-050 2/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Equity Series, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 12, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 12, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 12, 2025